Significant Accounting Policies - Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income [Abstract]
Operating lease income from fixed payments	¥ 68,558	¥ 124,140	¥ 258,796
Variable operating lease income
Total	¥ 68,558	¥ 124,140	¥ 258,796